Cover	Feb. 09, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40051
Entity Registrant Name	CHURCHILL CAPITAL CORP VII
Entity Central Index Key	0001828248
Entity Tax Identification Number	85-3420354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	640 Fifth Avenue, 12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fifth of one warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fifth of one warrant
Trading Symbol	CVIIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	CVII
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	CVIIW
Security Exchange Name	NASDAQ